Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Credit Losses [Abstract]
Activity in the Allowance for Credit Losses

(Dollars in millions)	2011	2010	2009
Balance at beginning of period	$3,032	$3,235	$2,379
Allowance recorded upon VIE consolidation	—	1	—
Provision for loan losses	1,523	2,708	4,007
(Benefit)/provision for unfunded commitments[1]	(10)	(57)	87
Loan charge-offs	(2,241)	(3,018)	(3,398)
Loan recoveries	201	163	160
Balance at end of period	$2,505	$3,032	$3,235
Components:
ALLL	$2,457	$2,974	$3,120
Unfunded commitments reserve[2]	48	58	115
Allowance for credit losses	$2,505	$3,032	$3,235
[1] Beginning in the fourth quarter of 2009, the Company recognized the (benefit)/provision for unfunded commitments within the provision for credit losses in the Consolidated Statements of Income/(Loss). Considering the immateriality of this provision prior to the fourth quarter of 2009, the (benefit)/provision for unfunded commitments remains classified within other noninterest expense in the Consolidated Statements of Income/(Loss).
[2] The unfunded commitments reserve is separately recognized in other liabilities in the Consolidated Balance Sheets.

Activity in the ALLL by Segment

	2011
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,303	$1,498	$173	$2,974
Provision for loan losses	324	1,113	86	1,523
Loan charge-offs	(803)	(1,275)	(163)	(2,241)
Loan recoveries	140	18	43	201
Balance at end of period	$964	$1,354	$139	$2,457

	2010
(Dollars in millions)	Commercial	Residential	Consumer	Total
Balance at beginning of period	$1,353	$1,592	$175	$3,120
Allowance recorded upon VIE consolidation	—	—	1	1
Provision for loan losses	938	1,622	148	2,708
Loan charge-offs	(1,087)	(1,736)	(195)	(3,018)
Loan recoveries	99	20	44	163
Balance at end of period	$1,303	$1,498	$173	$2,974

Loans Held for Investment portfolio and Related Allowance for Loan and Lease Losses

	2011
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$412	$34	$3,141	$405	$39	$9	$3,592	$448
Collectively evaluated	55,458	930	43,088	949	19,924	130	118,470	2,009
Total evaluated	55,870	964	46,229	1,354	19,963	139	122,062	2,457
LHFI at fair value	2	—	431	—	—	—	433	—
Total LHFI	$55,872	$964	$46,660	$1,354	$19,963	$139	$122,495	$2,457

	2010
	Commercial		Residential		Consumer		Total
(Dollars in millions)	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL	Carrying Value	Associated ALLL
Individually evaluated	$906	$175	$3,166	$428	$11	$2	$4,083	$605
Collectively evaluated	52,578	1,128	42,867	1,070	15,955	171	111,400	2,369
Total evaluated	53,484	1,303	46,033	1,498	15,966	173	115,483	2,974
LHFI at fair value	4	—	488	—	—	—	492	—
Total LHFI	$53,488	$1,303	$46,521	$1,498	$15,966	$173	$115,975	$2,974